RESTATEMENT FOR CORRECTION OF AN ERROR (Tables)	12 Months Ended
Nov. 30, 2022
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF RESTATEMENT

The income statement for the year ended November 30, 2022 was restated as follows:

	As Previously Reported	Restatement Adjustment	As Restated
Sales	$3,468,587	$(1,038,393)	$2,430,194

Cost of sales	2,578,368	(20,554)	2,557,814
Gross profit (loss)	890,219	(1,017,839)	(127,620)

Operating expenses
Sales, general, and administrative	598,029	391,887	989,916
Depreciation	358,878	(1,551)	357,327
Total operating expenses	956,907	390,336	1,347,243

Loss from operations	(66,688)	(1,408,175)	(1,474,863)

Other income (expense):
Rental income	84,900	-	84,900
Settlement expense	(983,500)	-	(983,500)
Gain on settlement	20,450	-	20,450
Total other income (expense)	(878,150)	-	(878,150)

Net loss before income taxes	(944,838)	(1,408,175)	(2,353,013)

Income tax expense	100	-	100

Net loss	$(944,938)	$(1,408,175)	$(2,353,113)

The balance sheet as of November 30, 2022 was restated as follows:

	As Previously Reported	Restatement Adjustment	(Restated)
ASSETS
Current assets
Cash	$1,260,199	$-	$1,260,199
Accounts receivable, net of allowance of $7,500 and $0	74,167	-	74,167
Inventories	510,318	(163,111)	347,207
Prepaid expenses	584,132	-	584,132
Contract asset	222,395	(178,867)	43,528
Total current assets	2,651,211	(341,978)	2,309,233

Property and equipment, net	2,563,766	-	2,563,766

Deposits	35,000	-	35,000

Right of use asset	4,239,676	-	4,239,676
Total assets	$9,489,653	$(341,978)	$9,147,675

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current liabilities
Accounts payable	$627,976	$-	$627,976
Accrued payroll liabilities	70,973	-	70,973
Other current liabilities	-	-	-
Contract liabilities - customer deposits	1,776,159	1,066,197	2,842,356
Lease liability - current portion	475,195	-	475,195
Total current liabilities	2,950,303	1,066,197	4,016,500

Noncurrent liabilities
Lease liability, net of current portion	3,876,145	-	3,876,145
Total liabilities	6,826,448	1,066,197	7,892,645
Stockholders’ equity
Common stock, par value $.001, 1,000,000 shares authorized, 500,000 shares issued and outstanding	500	-	500
Preferred A stock, par value $.001, 100,000 shares authorized, 19,148 and 10,355 issued and outstanding	19	-	19
Additional paid-in capital	4,786,652	-	4,786,652
Accumulated deficit	(2,123,966)	(1,408,175)	(3,532,141)
Total stockholders’ equity	2,663,205	(1,408,175)	1,255,030
Total liabilities and stockholders’ equity	$9,489,653	$(341,978)	$9,147,675